Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and liabilities were as follows:

	December 31,
(in thousands)	2018	2019
Deferred tax assets:
Net operating loss carryforwards	$5,461	$13,659
Research and development credits	739	2,216

Gross deferred tax assets	6,200	15,875
Less: valuation allowance	(6,164)	(15,409)

Total deferred tax asset	36	466

Deferred tax liability
Stock-based compensation	—	(399)
Depreciation	(36)	(67)

Total deferred tax liabilities	(36)	(466)

	$—	$—

Schedule of Reconciliation of the Federal Income tax Rate to Effrective Tax Rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	Year ended December 31,
	2018	2019
Federal tax benefit at statutory rate	(21.0)%	(21.0)%
State tax, net of federal benefit	(6.9)	(6.9)
Return to provision	—	(0.7)
Permanent differences	1.4	0.4
Research and development	(5.0)	(5.4)
Change in valuation allowance	31.5	33.6

	—%	—%

Schedule of Federal State and Local Net Operating Losses and Research Tax Credits

The following table summarizes carryforwards of federal, state and local net operating losses (“NOL”) and research tax credits:

	December 31,
(in thousands)	2018	2019

NOL carryforwards—Federal	$20,298	$49,005
NOL carryforwards—State	20,298	49,005
Research tax credits—Federal	706	2,182
Research tax credits—State	43	43